Stock-Based Compensation (Summary Of Nonvested Shares) (Details) (Performance Share Units [Member], USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2012
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share Units, Granted			717,151	[1]
Share Units, Unearned or forfeited			(477,928)	[2]
Share Units, Earned and vested			(203,567)	[3]
Share Units, Nonvested at end of year	1,156,831		1,192,487
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-averageFair Value per Unit, granted	$ 35.68	$ 31.41	$ 35.68	[1]
Weighted-average Fair Value per Unit, Unearned or forfeited			$ 32.04	[2]
Weighted-average Fair Value per Unit, Earned and vested			$ 34.01	[3]
Weighted-average Fair Value per Unit, Nonvested at end of year	$ 31.70		$ 33.56

[1]	Includes performance share units (share units) granted to certain executive and nonexecutive officers and other eligible employees in January 2012 under the 2006 Plan.
[2]	Includes share units granted in 2010 that were not earned based on performance provisions of the award grants.
[3]	Includes share units granted in 2010 that vested as of December 31, 2012, that were earned pursuant to the provisions of the award grants. Also includes share units that vested due to attainment of retirement eligibility by certain employees. Actual shares issued for retirement-eligible employees will vary depending on actual performance over the three-year measurement period.